Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Obligations and Funded Status
Obligations and Funded Status at December 31,

(dollars in thousands)	2024	2023
Change in projected benefit obligation:
Balance, January 1	$30,623	$29,131
Service cost	947	946
Interest cost	1,477	1,428
Actuarial (gain) loss *	(3,147)	49
Benefits paid	(1,113)	(931)
Balance, December 31,	$28,787	$30,623
Change in plan assets:
Fair value, January 1	$36,242	$30,932
Actual return on plan assets	5,348	6,350
Employer contribution	—	—
Expenses paid	(145)	(109)
Benefits paid	(1,113)	(931)
Fair value, December 31,	$40,332	$36,242
Funded status at end of year	$11,544	$5,619
Accumulated benefit obligation	$24,954	$25,897

Amounts recognized in the consolidated balance sheet consist of the following:
(in thousands)	2024	2023
Non-current assets	$11,544	$5,619
Net asset at end of year	$11,544	$5,619
*The actuarial gain in 2024 was primarily driven by the increase in the year-over-year discount rate, which resulted in a gain for the plan.

Schedule of Components of Net Pension Cost
The following items are components of net pension (income) cost for the years ended December 31, as indicated:

(dollars in thousands)	2024	2023	2022
Service cost - benefits earned during the year	$947	$946	$1,491
Interest costs on projected benefit obligations (a)	1,477	1,428	1,174
Expected return on plan assets (a)	(2,358)	(2,178)	(2,282)
Expected administrative expenses	109	115	118
Amortization of unrecognized net (gain) loss (a)	(690)	(640)	—
Net periodic pension (income) cost	$(515)	$(329)	$501

(a)	The components of net periodic pension (income) cost other than the service cost component are included in other non-interest income.

Schedule of Accumulated Other Comprehensive Loss
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2024 and 2023 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(dollars in thousands)	2024	2023
Net accumulated actuarial net gain	$15,155	$9,745
Accumulated other comprehensive gain	15,155	9,745
Net periodic benefit cost in excess of cumulative employer contributions	(3,611)	(4,126)
Net amount recognized at December 31, balance sheet	$11,544	$5,619
Net actuarial gain arising during period	$6,100	$4,129
Amortization of net actuarial gain	(690)	(640)
Total recognized in other comprehensive income (loss)	$5,410	$3,489
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(5,925)	$(3,818)

Schedule of Assumptions Utilized
Assumptions utilized to determine benefit obligations as of December 31, 2024, 2023, and 2022 and to determine pension expense for the years then ended are as follows:

	2024	2023	2022
Determination of benefit obligation at year end:
Discount rate	5.65%	4.95%	5.10%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.95%	5.10%	3.10%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of Fair Value of Pension Plan Assets	During the past five years, the Company's plan assets have experienced the following annual returns:

(dollars in thousands)	2024	2023	2022	2021	2020
Plan Assets:
Actual rate of return	15.9%	21.1%	(17.0)%	22.1%	19.7%
The fair value of the Company's pension plan assets at December 31, 2024 and 2023 by asset category was as follows:

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Cash equivalents	$3,630	$3,630	$—	$—
U.S government agency obligations	7,536	—	7,536	—
Corporate bonds	975	—	975	—
Mutual funds *	28,191	28,191	—	—
Total	$40,332	$31,821	$8,511	$—
December 31, 2023
Cash equivalents	$1,521	$1,521	$—	$—
U.S government agency obligations	2,587	—	2,587	—
Mutual funds *	32,134	32,134	—	—
Total	$36,242	$33,655	$2,587	$—
*Mutual funds consist of equity securities
Schedule of Future Benefit Payments	The following future benefit payments are expected to be paid:

Year	Pension benefits
(dollars in thousands)
2025	$1,124
2026	1,208
2027	1,345
2028	1,466
2029	1,602
Thereafter	10,036